Share-Based Compensation - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,378	$ 3,826	$ 2,559
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	3 years
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (shares)	6,132,791
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	3 years